Stock-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercise prices as percentage of the market value on the date of the grant	100.00%
Total intrinsic value of options exercised	$ 7,600,000	$ 8,500,000	$ 7,000,000
Total aggregate intrinsic value of both options outstanding and options exercisable	3,500,000
Grant date fair value of options granted	$ 15.37	$ 15.50
Compensation expense for stock options	9,850,000	729,000	0
Unrecognized compensation expense related to unvested restricted stock	1,800,000
Weighted average recognition period for unrecognized compensation expense related to unvested restricted stock (years)	1.4
Stock Options Granted Prior To 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period	six months
Stock options term, years	7
Stock Options Granted In 2010 And 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period	three years
Stock options term, years	10
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested restricted stock	24,000,000
Weighted average recognition period for unrecognized compensation expense related to unvested restricted stock (years)	1.6
Share-based compensation expense	31,600,000	37,000,000	47,300,000
Total fair value of shares vested	29,300,000	30,400,000	37,200,000
RSA [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense for stock options	7,400,000	5,200,000	7,300,000
Unrecognized compensation expense related to unvested restricted stock	700,000
Weighted average recognition period for unrecognized compensation expense related to unvested restricted stock (years)	1.5
Total fair value of shares vested	$ 7,300,000	$ 10,200,000	$ 13,300,000
Additional common stock units for election of deferred annual incentive award, percentage	25.00%
Amount of annual incentive award payment participant can elect to defer	50.00%